Related Party Transactions	3 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related Party Transactions
8.	Related Party Transactions

SAFE Agreements

On various dates throughout 2025, the Company raised $719 in funds and issued SAFE agreements with various investors.

During July 2025, the Company converted all outstanding SAFE agreements with investors into shares of the Company’s Class A Preferred Stock at a price of $1.00 per share. In total, 1,684,000 shares of Class A Preferred Stock were issued with no gain or loss on conversion.

Roustan Media Partnership Agreement

On January 14, 2025, the Company entered into a Coalition Partner Agreement with Roustan Media Inc., an entity affiliated with a member of the Company’s board of directors. Under the agreement, effective January 1, 2025, the Company provides digital publishing, advertising operations, distribution, and related platform services for Roustan Media’s media properties, including The Hockey News and related websites.

Pursuant to the agreement and a related term sheet executed in June 2025, the Company collects advertising and distribution revenues and remits a contractually defined revenue share to Roustan Media. The revised economics include a minimum monthly revenue support arrangement applicable to certain months in 2025, under which the Company agreed to compensate Roustan Media for shortfalls between actual advertising collections and a specified monthly threshold of $90. The specified monthly threshold ended on November 4, 2025, following the execution of the Company’s Strategic Partnership with True Sports, ULC and Roustan Media, Inc. See section below titled, Related Party Note Receivable, for additional information.

September 2025 Convertible Notes and Warrants

In September 2025, the Company entered into Convertible Note Purchase Agreements (“Convertible Notes”) with investors, including multiple related parties. The Convertible Notes were issued in exchange for cash and digital asset consideration and are unsecured obligations of the Company. The Notes bear interest at the stated contractual rate and mature during September 2026, unless earlier converted in accordance with their terms. The Convertible Notes are convertible into equity of the Company upon the occurrence of certain events or at the option of the holders, as defined in the agreements. Proceeds received and amounts receivable under the Convertible Notes are reflected in the accompanying unaudited condensed interim balance sheet as of March 31, 2026.

As a component of the issuance of the Company’s Convertible Notes with various investors (see Note 7), during the year ended December 31, 2025, approximately $150 of an outstanding related party payable was converted into a $150 convertible note and the related party was subsequently issued 11,765 warrant shares, determined in line with other investor agreements. The related party’s convertible note has the same terms and features as all other convertible notes. Another related party was responsible for a $2,000 principal amount related to the issuance of the Convertible Notes. This amount was comprised of $1,600 cash and $400 USDC. This related party was issued 156,863 warrant shares, determined in line with other investor agreements. Another related party was responsible for a $15,000 principal amount related to the issuance of the Convertible Notes. This related party was issued 1,176,471 warrant shares, determined in line with other investor agreements.

Related Party Note Receivable

On November 4, 2025, the Company entered into a binding letter of intent for a long-term strategic partnership agreement (the “Strategic Partnership”) with True Sports, ULC and Roustan Media, Inc. (collectively, the “Customer”), all of which are owned by a related party of the Company. In connection with the Strategic Partnership, the Company entered into a $5,000 zero-interest note receivable (the “Note Receivable” or the “Note”) to the Customer. The Note Receivable has a contractual term of five years and requires quarterly principal payments of $125, with the remaining balance due as a balloon payment at the Note Receivable’s maturity on November 3, 2030.

During the three months ended March 31, 2026, the Company received one Note payment totaling $41, which was recorded as a reduction of the Note principal. Including the aforementioned payment, the Company has received an aggregate of $83 in Note payments from the Customer. The Company previously recorded a reserve of $750 against the Note as of December 31, 2025. The Company determined that the previously recorded reserve amount of $750 remains appropriate and sufficient, based on its assessment of collectability of the Note as of March 31, 2026. See Note 10, Subsequent Events, for additional information.